Leases, Financial leases as lessee (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Minimum future financial lease payments [Abstract]
Lease payments	$ 299,625	$ 333,824
Financial charges	(126,884)	(151,391)
Present values, net	172,741	182,433
Within the 1st Year [Member]
Minimum future financial lease payments [Abstract]
Lease payments	46,055	39,619
Financial charges	(31,300)	(28,665)
Present values, net	14,755	10,954
1 to 3 Years [Member]
Minimum future financial lease payments [Abstract]
Lease payments	79,029	79,346
Financial charges	(46,290)	(51,346)
Present values, net	32,739	28,000
3 to 5 Years [Member]
Minimum future financial lease payments [Abstract]
Lease payments	174,541	96,999
Financial charges	(49,294)	(58,456)
Present values, net	125,247	38,543
After 5 Years [Member]
Minimum future financial lease payments [Abstract]
Lease payments	0	117,860
Financial charges	0	(12,925)
Present values, net	0	104,935
Vessel Subsea 88 [Member] | Carrying Amount [Member]
Financial leases as lessee [Abstract]
Value of finance lease assets	$ 191,377	$ 413,298